Note 7 - Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes Tables
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
Intangible asset	Fair Value	Accumulated Amortization	Carrying Value	Estimated Useful Life (years)
Customer relationships	$6,969,000	$1,845,000	$5,124,000	7	-	10
Non-compete	296,000	296,000	—		2
Brands	1,654,000	—	1,654,000		Indefinite
	$8,919,000	$2,141,000	$6,778,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year ending September 30,
2016	$183,000
2017	721,000
2018	721,000
2019	721,000
2020	721,000
Thereafter	2,057,000
Total	$5,124,000

Year ended September 30,
2016	$727,000
2017	721,000
2018	721,000
2019	721,000
2020	721,000
Thereafter	2,066,000
Total	5,677,000